Schedules of Investments ─ IQ Chaikin U.S. Small Cap ETF

January 31, 2021 (unaudited)

	Shares	Value
Common Stocks — 100.0%
Communication Services — 4.4%
AMC Entertainment Holdings, Inc., Class A(a)	67,015	$888,619
AMC Networks, Inc., Class A*(a)	8,712	430,547
Anterix, Inc.*(a)	4,637	168,230
Clear Channel Outdoor Holdings, Inc.*	330,888	658,467
Cogent Communications Holdings, Inc.	2,584	147,159
Emerald Holding, Inc.	81,764	331,962
Gannett Co., Inc.*(a)	143,086	641,025
John Wiley & Sons, Inc., Class A(a)	5,649	257,651
Liberty Latin America Ltd., Class C*	21,939	216,977
Loral Space & Communications, Inc.	17,932	455,473
Marcus Corp. (The)(a)	17,189	302,527
Meredith Corp.	17,330	380,047
National CineMedia, Inc.	64,960	270,559
ORBCOMM, Inc.*	86,790	650,057
QuinStreet, Inc.*	26,307	556,919
Scholastic Corp.	8,308	214,097
Sinclair Broadcast Group, Inc., Class A(a)	13,169	414,955
Telephone and Data Systems, Inc.	12,635	236,906
United States Cellular Corp.*	7,230	225,431
Yelp, Inc.*	11,746	382,802

Total Communication Services		7,830,410

Consumer Discretionary — 14.4%
1-800-Flowers.com, Inc., Class A*(a)	16,007	491,895
Asbury Automotive Group, Inc.*	3,834	546,767
BJ's Restaurants, Inc.*(a)	15,246	712,598
Bloomin' Brands, Inc.	29,659	624,915
Brinker International, Inc.	17,632	1,038,172
Cato Corp. (The), Class A	19,847	225,660
Cavco Industries, Inc.*	1,462	275,821
Century Communities, Inc.*	14,594	685,042
Cooper Tire & Rubber Co.	12,992	477,456
Core-Mark Holding Co., Inc.	7,413	227,357
Duluth Holdings, Inc., Class B*(a)	52,810	658,541
Fossil Group, Inc.*(a)	64,368	933,336
Genesco, Inc.*	15,874	616,070
Gentherm, Inc.*	6,744	413,137
GoPro, Inc., Class A*	80,828	723,411
Graham Holdings Co., Class B	621	352,796
Green Brick Partners, Inc.*	26,307	523,509
Haverty Furniture Cos., Inc.	19,049	622,712
Houghton Mifflin Harcourt Co.*	112,643	555,330
Hyatt Hotels Corp., Class A(a)	4,421	290,283
Johnson Outdoors, Inc., Class A	3,377	368,194
KB Home	11,700	487,188
La-Z-Boy, Inc.(a)	10,305	399,010
LCI Industries	3,169	410,005
LGI Homes, Inc.*(a)	4,690	500,470
Lindblad Expeditions Holdings, Inc.*(a)	50,784	797,309
Lithia Motors, Inc., Class A(a)	2,589	825,063
M/I Homes, Inc.*	12,811	632,479
MarineMax, Inc.*(a)	20,323	850,111
MDC Holdings, Inc.(a)	9,128	474,839
Meritage Homes Corp.*	5,800	465,508
Murphy USA, Inc.	2,511	312,795
Perdoceo Education Corp.*	19,626	232,176
Playa Hotels & Resorts NV*	121,010	643,773
Rent-A-Center, Inc.	14,977	648,504
Ruth's Hospitality Group, Inc.	31,702	576,659
Sally Beauty Holdings, Inc.*(a)	26,209	395,756
Shoe Carnival, Inc.(a)	10,196	479,110
Sleep Number Corp.*(a)	11,052	1,190,742
Smith & Wesson Brands, Inc.(a)	33,219	550,107
Standard Motor Products, Inc.	5,094	199,838
Stride, Inc.*	11,228	289,121
Taylor Morrison Home Corp.*	19,251	500,141
Tri Pointe Homes, Inc.*	24,147	487,769
Unifi, Inc.*	18,335	439,123
Universal Electronics, Inc.*	5,519	299,351
Urban Outfitters, Inc.*(a)	14,872	407,939
Vista Outdoor, Inc.*(a)	24,064	701,947

Total Consumer Discretionary		25,559,835

Consumer Staples — 3.5%
B&G Foods, Inc.(a)	11,706	445,765
Central Garden & Pet Co., Class A*	8,282	322,998
Coca-Cola Consolidated, Inc.	1,015	270,863
Darling Ingredients, Inc.*	11,047	685,025
Edgewell Personal Care Co.	8,795	293,753
Fresh Del Monte Produce, Inc.	7,670	187,685
Hain Celestial Group, Inc. (The)*	8,154	339,084
Ingles Markets, Inc., Class A	5,856	278,511
Medifast, Inc.	3,388	795,062
National Beverage Corp.(a)	5,286	801,040
SpartanNash Co.(a)	14,789	273,892
Sprouts Farmers Market, Inc.*(a)	11,392	258,029
Turning Point Brands, Inc.	10,031	472,460
Universal Corp.	4,790	219,717
USANA Health Sciences, Inc.*	3,667	303,481
Vector Group Ltd.	22,481	263,927

Total Consumer Staples		6,211,292

Energy — 3.6%
Cactus, Inc., Class A	18,256	478,307
CNX Resources Corp.*	39,806	504,342
Core Laboratories NV	20,481	675,463
Liberty Oilfield Services, Inc., Class A	78,724	946,262
Magnolia Oil & Gas Corp., Class A*(a)	52,942	448,419
Patterson-UTI Energy, Inc.	90,114	554,201
PBF Energy, Inc., Class A(a)	29,910	253,338
Peabody Energy Corp.*	73,024	279,682
ProPetro Holding Corp.*	84,708	676,817
Select Energy Services, Inc., Class A*	65,562	329,121
US Silica Holdings, Inc.	117,649	957,663
World Fuel Services Corp.	8,410	257,262

Total Energy		6,360,877

Financials — 19.3%
AG Mortgage Investment Trust, Inc.	77,287	273,596
Allegiance Bancshares, Inc.	8,784	309,021
Amalgamated Bank, Class A	19,572	286,926
American National Group, Inc.	2,571	227,225
Ameris Bancorp	8,913	348,587
ARMOUR Residential REIT, Inc.	24,037	268,493
Artisan Partners Asset Management, Inc., Class A	9,855	476,982
Atlantic Capital Bancshares, Inc.*	17,840	319,158
Axos Financial, Inc.*	11,680	454,936
B Riley Financial, Inc.	11,518	555,168
Bank of Marin Bancorp	7,059	262,171
BankUnited, Inc.(a)	11,324	392,377
Banner Corp.	6,409	283,470
Berkshire Hills Bancorp, Inc.	14,251	236,282
BGC Partners, Inc., Class A	84,034	298,321
Blucora, Inc.*	17,574	291,025
Boston Private Financial Holdings, Inc.	29,618	361,043
Bridge Bancorp, Inc.*	10,008	244,495
Brookline Bancorp, Inc.	18,773	236,352
Bryn Mawr Bank Corp.	7,462	231,919
Byline Bancorp, Inc.	20,421	328,165
Cambridge Bancorp	4,072	299,292
Camden National Corp.	6,733	252,824
Capstead Mortgage Corp.	50,421	269,248
Carter Bankshares, Inc.	23,069	230,921
Cathay General Bancorp	9,227	312,057
CBTX, Inc.	11,917	313,655

Schedules of Investments ─ IQ Chaikin U.S. Small Cap ETF (continued)

January 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
Financials (continued)
CNO Financial Group, Inc.	17,092	$362,521
Colony Credit Real Estate, Inc.	53,748	424,609
Cowen, Inc., Class A	21,923	551,363
Customers Bancorp, Inc.*	19,375	430,513
Diamond Hill Investment Group, Inc.	2,537	376,060
Dynex Capital, Inc.	20,285	366,144
Eagle Bancorp, Inc.	7,010	297,855
Ellington Financial, Inc.	37,087	554,822
Enterprise Financial Services Corp.	7,587	267,897
Equity Bancshares, Inc., Class A*	12,276	271,054
Farmers National Banc Corp.	18,208	242,531
Federal Agricultural Mortgage Corp., Class C	3,806	289,256
Federated Hermes, Inc.	11,577	312,579
First Bancshares, Inc. (The)	11,105	332,484
First Commonwealth Financial Corp.	23,169	271,772
First Community Bankshares, Inc.	9,088	195,028
First Financial Corp.	6,280	241,089
First Foundation, Inc.	20,721	419,807
First Merchants Corp.	7,995	301,172
First Midwest Bancorp, Inc.	16,000	264,480
Flagstar Bancorp, Inc.	10,679	457,595
Flushing Financial Corp.	15,850	289,738
Great Southern Bancorp, Inc.	5,242	257,749
Green Dot Corp., Class A*	8,341	418,968
Greenhill & Co., Inc.	21,521	249,859
Hancock Whitney Corp.	10,849	370,385
Hanmi Financial Corp.	19,518	269,739
HarborOne Bancorp, Inc.	28,124	305,427
Heartland Financial USA, Inc.	7,012	299,132
Heritage Commerce Corp.	27,610	242,416
Heritage Insurance Holdings, Inc.	19,773	184,284
HomeStreet, Inc.	9,527	346,783
Hope Bancorp, Inc.	25,763	288,030
Houlihan Lokey, Inc.	4,063	263,486
Independent Bank Corp.	16,454	302,095
Invesco Mortgage Capital, Inc.	62,102	250,892
Investors Title Co.	1,797	256,971
Lakeland Bancorp, Inc.	19,590	256,825
Meridian Bancorp, Inc.	18,875	285,956
MFA Financial, Inc.	136,625	497,315
Midland States Bancorp, Inc.	12,107	222,648
MidWestOne Financial Group, Inc.	10,114	248,703
Mr Cooper Group, Inc.*	28,891	786,702
National Bank Holdings Corp., Class A	8,860	294,772
New York Mortgage Trust, Inc.	136,625	509,611
Nicolet Bankshares, Inc.*	3,880	263,025
NMI Holdings, Inc., Class A*	18,240	386,870
OceanFirst Financial Corp.	13,310	241,710
OFG Bancorp	18,942	325,424
Oppenheimer Holdings, Inc., Class A	11,054	383,242
Orchid Island Capital, Inc.	71,786	371,134
Pacific Premier Bancorp, Inc.	11,240	373,730
Peapack-Gladstone Financial Corp.	11,798	277,489
PennyMac Financial Services, Inc.	9,578	555,524
Peoples Bancorp, Inc.	9,560	291,580
Piper Sandler Cos.	4,187	382,399
PJT Partners, Inc., Class A	4,880	336,671
Preferred Bank	6,261	302,344
Provident Financial Services, Inc.	16,467	304,969
QCR Holdings, Inc.	7,823	303,376
S&T Bancorp, Inc.	7,752	196,901
Sandy Spring Bancorp, Inc.	9,354	310,833
Sculptor Capital Management, Inc.	15,640	265,254
ServisFirst Bancshares, Inc.(a)	7,222	296,680
Sierra Bancorp	12,046	263,446
Simmons First National Corp., Class A(a)	11,510	284,297
Southern National Bancorp of Virginia, Inc.	21,521	259,758
StoneX Group, Inc.*	5,840	312,557
TCF Financial Corp.	9,345	363,147
Third Point Reinsurance Ltd.*	28,579	263,784
United Community Banks, Inc.	11,566	345,014
United Insurance Holdings Corp.	22,919	116,429
Universal Insurance Holdings, Inc.	11,920	159,609
Univest Financial Corp.	12,976	291,311
Virtu Financial, Inc., Class A	10,171	282,449
Virtus Investment Partners, Inc.	2,782	584,220
Walker & Dunlop, Inc.	5,259	432,921
Waterstone Financial, Inc.	14,811	273,559
WesBanco, Inc.	8,936	259,144
WSFS Financial Corp.	8,498	365,159

Total Financials		34,318,785

Health Care — 15.9%
Aerie Pharmaceuticals, Inc.*(a)	15,687	269,660
Amicus Therapeutics, Inc.*	22,919	433,398
AMN Healthcare Services, Inc.*	3,663	264,176
AngioDynamics, Inc.*	20,303	380,478
Anika Therapeutics, Inc.*	7,325	271,098
Antares Pharma, Inc.*	89,732	393,026
Arcus Biosciences, Inc.*	15,258	529,910
Arrowhead Pharmaceuticals, Inc.*	7,361	568,048
Arvinas, Inc.*	5,255	396,437
Athenex, Inc.*	27,360	357,595
AtriCure, Inc.*	6,304	367,082
Axogen, Inc.*	20,362	353,281
Axonics Modulation Technologies, Inc.*(a)	8,334	430,868
CareDx, Inc.*	9,701	741,447
Catalyst Pharmaceuticals, Inc.*	55,005	200,218
Clovis Oncology, Inc.*(a)	33,297	263,046
Codexis, Inc.*(a)	18,976	441,951
Collegium Pharmaceutical, Inc.*(a)	12,968	313,048
Computer Programs and Systems, Inc.	9,518	292,964
Corcept Therapeutics, Inc.*(a)	17,811	503,339
Emergent BioSolutions, Inc.*(a)	3,660	391,071
Enanta Pharmaceuticals, Inc.*	4,118	197,911
Ensign Group, Inc. (The)	5,631	440,795
Fluidigm Corp.*(a)	83,373	540,257
G1 Therapeutics, Inc.*(a)	19,217	463,706
GenMark Diagnostics, Inc.*	51,400	709,834
HealthStream, Inc.*	8,842	205,842
HMS Holdings Corp.*	8,380	308,552
Innoviva, Inc.*	18,007	216,264
Integer Holdings Corp.*	3,369	248,632
Intersect ENT, Inc.*	17,871	401,561
Iovance Biotherapeutics, Inc.*(a)	7,075	310,168
Krystal Biotech, Inc.*	4,897	341,321
Ligand Pharmaceuticals, Inc.*(a)	2,912	539,739
Luminex Corp.	7,692	216,068
Magellan Health, Inc.*	4,401	413,606
Medpace Holdings, Inc.*	2,886	383,232
Meridian Bioscience, Inc.*	25,210	557,141
ModivCare, Inc.*	3,859	611,922
Myriad Genetics, Inc.*	14,798	407,685
NanoString Technologies, Inc.*	8,806	616,684
National HealthCare Corp.	2,953	189,140
Natus Medical, Inc.*	9,156	223,132
Nevro Corp.*(a)	2,118	342,671
NextGen Healthcare, Inc.*	20,285	401,237
NuVasive, Inc.*	4,180	224,633
Omnicell, Inc.*	3,229	380,376
OPKO Health, Inc.*(a)	158,036	854,975
OraSure Technologies, Inc.*	19,681	299,742
Patterson Cos., Inc.(a)	13,851	438,800
Premier, Inc., Class A	6,472	219,207
Prestige Consumer Healthcare, Inc.*	5,774	230,960
Provention Bio, Inc.*(a)	23,018	316,958
Quidel Corp.*(a)	2,165	543,350

Schedules of Investments ─ IQ Chaikin U.S. Small Cap ETF (continued)

January 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
R1 RCM, Inc.*	23,297	$587,783
Radius Health, Inc.*	16,290	304,623
Select Medical Holdings Corp.*	14,118	362,833
SI-BONE, Inc.*	17,721	518,871
SIGA Technologies, Inc.*	44,303	286,197
Surmodics, Inc.*	6,356	289,198
TCR2 Therapeutics, Inc.*	27,360	703,973
TG Therapeutics, Inc.*(a)	21,521	1,038,819
Triple-S Management Corp., Class B*	15,019	351,895
Twist Bioscience Corp.*(a)	6,925	1,139,439
United Therapeutics Corp.*	2,233	365,810
Utah Medical Products, Inc.	2,252	195,181
Vanda Pharmaceuticals, Inc.*	20,441	293,124
Vocera Communications, Inc.*(a)	9,970	438,182
Y-mAbs Therapeutics, Inc.*	8,114	340,869
Zogenix, Inc.*	8,563	162,354

Total Health Care		28,337,393

Industrials — 15.9%
ABM Industries, Inc.	8,694	319,418
Alamo Group, Inc.	2,386	333,062
Allied Motion Technologies, Inc.	8,936	404,354
Applied Industrial Technologies, Inc.	4,631	325,976
Arcosa, Inc.	5,328	297,249
ASGN, Inc.*	5,996	497,128
Atkore International Group, Inc.*	10,051	445,862
AZZ, Inc.	7,531	358,400
Barnes Group, Inc.	5,063	243,378
Barrett Business Services, Inc.	5,342	336,813
Beacon Roofing Supply, Inc.*	12,804	509,215
Blue Bird Corp.*	19,375	397,188
BrightView Holdings, Inc.*	19,147	271,504
CAI International, Inc.	14,977	486,303
CBIZ, Inc.*	10,122	262,261
Cimpress PLC*	3,981	363,824
Comfort Systems USA, Inc.	5,793	321,106
CoreCivic, Inc.	18,959	134,799
CRA International, Inc.	6,339	337,298
CSW Industrials, Inc.	3,265	380,438
Douglas Dynamics, Inc.	5,964	243,331
Ducommun, Inc.*	8,522	420,476
Encore Wire Corp.	5,043	291,233
EnerSys	4,276	351,616
Ennis, Inc.	11,277	205,241
ESCO Technologies, Inc.	2,790	265,273
Evoqua Water Technologies Corp.*	18,891	514,780
Federal Signal Corp.	7,763	253,772
Forward Air Corp.	4,181	299,736
Franklin Electric Co., Inc.	4,494	311,974
GATX Corp.(a)	3,385	314,128
Gorman-Rupp Co. (The)	6,785	213,728
Great Lakes Dredge & Dock Corp.*	25,514	347,756
Healthcare Services Group, Inc.(a)	8,857	287,144
Heartland Express, Inc.	11,403	214,034
Heidrick & Struggles International, Inc.	9,412	274,454
Heritage-Crystal Clean, Inc.*	13,039	282,946
Herman Miller, Inc.	9,539	326,711
Hillenbrand, Inc.	11,081	455,429
HNI Corp.	8,407	271,210
Hub Group, Inc., Class A*	4,657	245,098
Huron Consulting Group, Inc.*	4,669	247,270
Hyster-Yale Materials Handling, Inc.	5,282	473,848
KAR Auction Services, Inc.(a)	17,647	325,764
Kelly Services, Inc., Class A	16,687	325,730
Kforce, Inc.	8,282	353,227
Kimball International, Inc., Class B	17,781	214,972
Knoll, Inc.	20,521	306,994
Korn Ferry	8,708	397,085
Macquarie Infrastructure Corp.	11,524	320,252
Marten Transport Ltd.	15,924	252,395
Matson, Inc.	6,916	413,577
McGrath RentCorp	4,042	282,091
Miller Industries, Inc.	7,488	298,621
Mistras Group, Inc.*	49,711	343,503
Mueller Industries, Inc.	8,845	302,057
Mueller Water Products, Inc., Class A	26,438	316,992
MYR Group, Inc.*	8,086	449,662
PGT Innovations, Inc.*	25,240	522,720
Powell Industries, Inc.	8,249	236,499
Primoris Services Corp.	13,319	387,650
Quanex Building Products Corp.	21,008	461,966
Regal Beloit Corp.	3,364	422,115
Resources Connection, Inc.	19,304	222,768
Rush Enterprises, Inc., Class A	9,952	417,885
Saia, Inc.*(a)	2,879	508,863
Simpson Manufacturing Co., Inc.	3,417	314,364
SP Plus Corp.*	10,206	295,974
Spirit Airlines, Inc.*(a)	16,429	426,168
SPX Corp.*	6,488	335,495
Standex International Corp.	4,320	353,851
Steelcase, Inc., Class A	21,456	277,426
Sterling Construction Co., Inc.*	22,291	456,297
Systemax, Inc.	12,625	485,179
Tennant Co.	3,655	247,626
Thermon Group Holdings, Inc.*	14,052	205,019
Timken Co. (The)	6,548	495,422
TriMas Corp.*	9,168	290,167
Triton International Ltd.	8,186	379,339
UniFirst Corp.	1,402	298,346
Watts Water Technologies, Inc., Class A(a)	2,502	300,415
Werner Enterprises, Inc.	5,840	229,162
WESCO International, Inc.*	9,268	705,387

Total Industrials		28,315,789

Information Technology — 12.9%
2U, Inc.*(a)	9,980	408,182
A10 Networks, Inc.*	34,101	338,623
Agilysys, Inc.*	12,681	466,534
Alarm.com Holdings, Inc.*	5,442	505,671
American Software, Inc., Class A	14,903	286,287
Arlo Technologies, Inc.*	87,147	732,906
Axcelis Technologies, Inc.*	11,566	396,020
Benchmark Electronics, Inc.	10,593	268,321
Benefitfocus, Inc.*	23,768	292,346
BM Technologies, Inc.*	2,941	42,586
Box, Inc., Class A*	15,083	261,539
Calix, Inc.*	29,910	903,282
Casa Systems, Inc.*	60,506	466,501
Cass Information Systems, Inc.	6,023	244,534
Cirrus Logic, Inc.*	3,226	302,244
CMC Materials, Inc.	1,855	273,260
CommVault Systems, Inc.*	5,231	328,402
Cornerstone OnDemand, Inc.*	6,670	272,803
CSG Systems International, Inc.	5,060	218,035
CTS Corp.	8,508	259,494
Diodes, Inc.*	5,211	368,835
Domo, Inc., Class B*	21,305	1,350,524
DSP Group, Inc.*	15,804	254,919
EchoStar Corp., Class A*	6,624	138,707
ePlus, Inc.*	3,382	284,223
Evo Payments, Inc., Class A*	13,841	317,789
ExlService Holdings, Inc.*	4,070	312,088
Fabrinet*	3,882	306,445
FireEye, Inc.*(a)	20,016	420,336
FormFactor, Inc.*	10,541	430,811
Hackett Group, Inc. (The)	16,649	226,759
Harmonic, Inc.*(a)	36,766	285,304
Insight Enterprises, Inc.*	5,027	382,555

Schedules of Investments ─ IQ Chaikin U.S. Small Cap ETF (continued)

January 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Itron, Inc.*	3,794	$326,360
MagnaChip Semiconductor Corp.*	19,164	325,596
ManTech International Corp., Class A	2,914	261,357
MaxLinear, Inc.*	18,147	569,634
Methode Electronics, Inc.	8,012	302,453
MicroStrategy, Inc., Class A*(a)	1,793	1,106,837
Mitek Systems, Inc.*	26,874	434,015
Model N, Inc.*	9,534	323,965
NETGEAR, Inc.*	9,272	383,768
NetScout Systems, Inc.*(a)	8,946	261,536
NVE Corp.	4,070	260,032
Onto Innovation, Inc.*	7,137	385,755
PC Connection, Inc.	5,172	253,893
Perficient, Inc.*	7,817	426,886
Photronics, Inc.*	20,640	229,104
Power Integrations, Inc.	4,795	386,237
Progress Software Corp.	6,617	265,871
Qualys, Inc.*(a)	2,434	337,036
Rambus, Inc.*	19,078	362,387
Sanmina Corp.*	7,763	241,429
ScanSource, Inc.*	9,900	239,481
SPS Commerce, Inc.*	4,553	450,246
Sykes Enterprises, Inc.*	7,808	301,311
Telenav, Inc.*	49,021	233,340
TTEC Holdings, Inc.	5,927	447,963
Varonis Systems, Inc.*	3,326	587,937
Vishay Intertechnology, Inc.	14,696	316,699
Vishay Precision Group, Inc.*	10,546	337,367
Xperi Holding Corp.	15,224	293,214

Total Information Technology		22,998,574

Materials — 3.8%
Cabot Corp.	8,108	356,022
Compass Minerals International, Inc.	5,505	320,721
Greif, Inc., Class A	6,812	307,630
Hawkins, Inc.	5,948	326,724
Haynes International, Inc.	10,275	238,277
Innospec, Inc.	3,048	267,584
Kaiser Aluminum Corp.	3,057	265,042
Koppers Holdings, Inc.*	17,120	569,754
Materion Corp.	6,049	412,481
Myers Industries, Inc.	19,700	394,985
PQ Group Holdings, Inc.	22,157	305,323
Schnitzer Steel Industries, Inc., Class A	16,240	479,405
Schweitzer-Mauduit International, Inc.(a)	7,612	282,710
Stepan Co.	2,394	269,756
Tredegar Corp.	19,135	279,180
UFP Technologies, Inc.*	5,559	255,769
US Concrete, Inc.*(a)	11,674	517,041
Warrior Met Coal, Inc.	19,940	459,019
Worthington Industries, Inc.	8,067	422,227

Total Materials		6,729,650

Real Estate — 5.4%
Alexander & Baldwin, Inc.	18,875	285,390
Altisource Portfolio Solutions SA*	27,610	279,689
American Finance Trust, Inc.	33,883	246,668
Apple Hospitality REIT, Inc.	23,094	288,213
Centerspace	3,850	269,269
Chatham Lodging Trust	35,651	381,822
Columbia Property Trust, Inc.	16,941	230,398
CorePoint Lodging, Inc.	54,022	367,890
Corporate Office Properties Trust	9,569	251,378
CTO Realty Growth, Inc.	6,037	254,339
DiamondRock Hospitality Co.*	41,687	341,833
Empire State Realty Trust, Inc., Class A	23,635	233,041
Four Corners Property Trust, Inc.	11,318	298,343
Franklin Street Properties Corp.	36,958	151,897
GEO Group, Inc. (The)	17,415	155,690
Hersha Hospitality Trust*	59,153	451,929
Kennedy-Wilson Holdings, Inc.	15,780	271,258
Mack-Cali Realty Corp.	13,905	177,011
Marcus & Millichap, Inc.*	7,814	279,194
New Senior Investment Group, Inc.	82,722	438,427
Newmark Group, Inc., Class A	49,828	336,837
Office Properties Income Trust	7,772	179,844
Paramount Group, Inc.	24,064	213,929
Piedmont Office Realty Trust, Inc., Class A	11,991	184,422
PotlatchDeltic Corp.	6,746	322,189
Preferred Apartment Communities, Inc., Class A	29,494	212,062
Retail Value, Inc.	17,287	269,850
RLJ Lodging Trust	27,431	354,134
RMR Group, Inc. (The), Class A	7,852	289,582
Safehold, Inc.	3,349	246,419
Saul Centers, Inc.	6,468	193,587
Sunstone Hotel Investors, Inc.	24,313	260,149
Tejon Ranch Co.*	15,062	239,938
Weingarten Realty Investors	14,921	335,872
Whitestone REIT	34,156	266,417

Total Real Estate		9,558,910

Utilities — 0.9%
Avista Corp.	4,984	186,800
NorthWestern Corp.	3,540	192,824
Ormat Technologies, Inc.(a)	3,130	357,321
Otter Tail Corp.	4,763	189,044
SJW Group	3,666	242,579
South Jersey Industries, Inc.(a)	8,471	195,680
Unitil Corp.	4,047	164,996

Total Utilities		1,529,244

Total Common Stocks
(Cost $120,868,423)		177,750,759

Short-Term Investments — 2.1%

Money Market Funds — 2.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	3,734,122	3,734,122
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	43,531	43,531
Total Short-Term Investments
(Cost $3,777,653)		3,777,653

Total Investments — 102.1%
(Cost $124,646,076)		181,528,412
Other Assets and Liabilities, Net — (2.1)%		(3,713,394)
Net Assets — 100.0%		$177,815,018

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $27,662,698; total market value of collateral held by the Fund was $28,562,478. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $24,828,356.
(b)	Reflects the 1-day yield at January 31, 2021.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ Chaikin U.S. Small Cap ETF (continued)

January 31, 2021 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$177,708,173	$42,586	$–	$177,750,759
Short-Term Investments:
Money Market Funds	3,777,653	–	–	3,777,653
Total Investments in Securities	$181,485,826	$42,586	$–	$181,528,412

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.